Derivatives - Interest Rate Swap Agreements (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Amount	$ 85,000
Interest rate swap agreement 1 [member]
Derivative [Line Items]
Effective date	Jun. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	425,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(23,238)	(27,494)
Interest rate swap agreement 2 [Member]
Derivative [Line Items]
Effective date	Jun. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	75,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,101)	(4,852)
Interest rate swap agreement 3 [Member]
Derivative [Line Items]
Effective date	Sep. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	100,000
Fixed rate	4.09%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(5,559)	(6,594)
Interest rate swap agreement 4 [Member]
Derivative [Line Items]
Effective date	Sep. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	250,000
Fixed rate	4.02%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(13,585)	(16,051)
Interest rate swap agreement 5 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(3,381)	(4,075)
Interest rate swap agreement 6 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(3,381)	(4,075)
Interest rate swap agreement 7 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2008
Termination date	Jun. 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(1,557)	(2,288)
Interest rate swap agreement 8 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2008
Termination date	Jun. 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(1,557)	(2,288)
Interest rate swap agreement 9 [Member]
Derivative [Line Items]
Effective date	Feb. 21, 2007
Termination date	Feb. 21, 2017
Notional Amount	85,000
Fair value of financial instruments	(11,868)	(12,268)
Interest rate swap agreement 10 [Member]
Derivative [Line Items]
Effective date	Aug. 04, 2008
Termination date	Aug. 05, 2013
Notional Amount	74,000
Fixed rate	3.60%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(2,359)	(3,226)
Interest rate swap agreement 11 [Member]
Derivative [Line Items]
Effective date	Jun. 30, 2011
Termination date	Jun. 29, 2018
Notional Amount	50,000
Fixed rate	3.45%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(18,881)	(15,478)
Interest rate swap agreement 12 [Member]
Derivative [Line Items]
Effective date	Sep. 30, 2011
Termination date	Jun. 29, 2018
Notional Amount	20,000
Fixed rate	4.05%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(23,435)	(19,031)
Interest rate swap agreement 13 [Member]
Derivative [Line Items]
Effective date	Sep. 28, 2012
Termination date	Jun. 29, 2018
Notional Amount	40,000
Fixed rate	3.60%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(5,502)	(4,396)
Interest rate swap agreement 14 [Member]
Derivative [Line Items]
Effective date	Aug. 22, 2011
Termination date	Aug. 22, 2018
Notional Amount	65,000
Fixed rate	2.79%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(4,896)	(4,297)
Interest rate swap agreement 15 [Member]
Derivative [Line Items]
Effective date	Dec. 15, 2012
Termination date	Dec. 15, 2020
Notional Amount	133,700
Fixed rate	3.51%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(14,576)	(11,088)
Interest rate swap agreement 16 [Member]
Derivative [Line Items]
Effective date	Jan. 15, 2014
Termination date	Jan. 15, 2021
Notional Amount	67,781
Fixed rate	2.94%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,135)	(2,461)
Interest rate swap agreement 17 [Member]
Derivative [Line Items]
Effective date	Feb. 15, 2014
Termination date	Feb. 15, 2021
Notional Amount	67,781
Fixed rate	2.99%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,201)	(2,524)
Interest rate swap agreement 18 [Member]
Derivative [Line Items]
Effective date	Mar. 15, 2014
Termination date	Mar. 15, 2021
Notional Amount	67,781
Fixed rate	3.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,235)	(2,558)
Interest rate swap agreement 19 [Member]
Derivative [Line Items]
Effective date	Feb. 20, 2013
Termination date	Feb. 20, 2020
Notional Amount	30,000
Fixed rate	2.39%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,513)	(770)
Interest rate swap agreement 20 [Member]
Derivative [Line Items]
Effective date	Apr. 30, 2013
Termination date	Apr. 30, 2020
Notional Amount	30,000
Fixed rate	2.49%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,568)	(818)
Interest rate swap agreement 21 [Member]
Derivative [Line Items]
Effective date	Jun. 30, 2013
Termination date	Jun. 30, 2020
Notional Amount	30,000
Fixed rate	2.58%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,629)	(867)
Interest rate swap agreement 22 [Member]
Derivative [Line Items]
Effective date	Jun. 30, 2013
Termination date	Jun. 30, 2020
Notional Amount	30,000
Fixed rate	2.41%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,374)	(611)
Interest rate swap agreement 23 [Member]
Derivative [Line Items]
Effective date	Feb. 20, 2013
Termination date	Feb. 20, 2020
Notional Amount	30,000
Fixed rate	2.24%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,291)	(541)
Interest rate swap agreement 24 [Member]
Derivative [Line Items]
Effective date	Apr. 30, 2013
Termination date	Apr. 30, 2020
Notional Amount	30,000
Fixed rate	2.32%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,317)	(562)
Interest rate swap agreement 25 [Member]
Derivative [Line Items]
Effective date	Jun. 30, 2013
Termination date	Jun. 30, 2020
Notional Amount	16,400
Fixed rate	2.46%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(842)	(429)
Interest rate swap agreement 26 [Member]
Derivative [Line Items]
Effective date	Apr. 30, 2013
Termination date	Apr. 30, 2020
Notional Amount	16,400
Fixed rate	2.38%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(818)	(409)
Interest rate swap agreement 27 [member]
Derivative [Line Items]
Effective date	Feb. 20, 2013
Termination date	Feb. 20, 2020
Notional Amount	16,400
Fixed rate	2.29%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(792)	(386)
Fair value of Company's interest rate swap agreements designed as hedging instruments [Member]
Derivative [Line Items]
Fair value of financial instruments	$ (161,591)	$ (150,437)